Earnings Per Share (Schedule Of Anti-Dilutive Options and Awards) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Stock options excluded from the calculation of diluted EPS (shares)	2,468	2,610	3,559
Weighted average exercise price of stock options excluded from the calculation of diluted EPS (in dollars per share)	$ 25.62	$ 26.29	$ 24.40
Other equity awards excluded from the calculation of diluted EPS (shares)	176	37	98